Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations and Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (196,964)	$ (28,165)	¥ (187,086)	¥ (221,996)
Total operating expenses	(2,395,519)	(342,555)	(2,599,670)	(3,233,788)
(Loss)/Income from operations	221,309	31,647	148,821	(466,326)
Interest income	2,428	347	3,919	8,348
Interest expense	(62,972)	(9,005)	(73,090)	(69,472)
Others, net	(47,134)	(6,740)	1,585	(11,578)
(Loss)/Income before tax	113,631	16,249	81,235	(539,028)
Net (loss)/income	97,042	13,877	75,226	(550,117)
Net (loss)/income attributable to ordinary shareholders of the Company	107,346	15,350	82,213	(549,935)
Net (loss)/income	97,042	13,877	75,226	(550,117)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	11,590	1,657	(10,997)	(8,448)
Total other comprehensive loss	11,590	1,657	(10,997)	(8,448)
Total comprehensive (loss)/income	108,632	15,534	64,229	(558,565)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	118,936	17,007	71,216	(558,383)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(9,270)	(1,326)	(7,075)	(8,970)
Total operating expenses	(9,270)	(1,326)	(7,075)	(8,970)
(Loss)/Income from operations	(9,270)	(1,326)	(7,075)	(8,970)
Interest income	13	2	10	68
Interest expense	(27,685)	(3,959)	(35,779)	(37,513)
Others, net	524	75	1,217	1,445
Share of (loss)/income of subsidiaries and VIEs	143,764	20,558	123,840	(504,965)
(Loss)/Income before tax	107,346	15,350	82,213	(549,935)
Net (loss)/income	107,346	15,350	82,213	(549,935)
Net (loss)/income attributable to ordinary shareholders of the Company	107,346	15,350	82,213	(549,935)
Net (loss)/income	107,346	15,350	82,213	(549,935)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	11,590	1,657	(10,997)	(8,448)
Total other comprehensive loss	11,590	1,657	(10,997)	(8,448)
Total comprehensive (loss)/income	118,936	17,007	71,216	(558,383)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 118,936	$ 17,007	¥ 71,216	¥ (558,383)